UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 111.0%

Corporate — 1.0%
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 6.75%, 12/01/27	$3,700	$3,791,057
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	680	749,605

		4,540,662

County/City/Special District/School District — 38.0%
Benicia Unified School District, GO, CAB, Series B (NPFGC), 5.54%, 8/01/23 (a)	6,500	3,038,100
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	7,925	8,625,174
California State Department of Water Resources, Refunding RB, Water System, Series AF, 5.00%, 12/01/29	2,500	2,687,600
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	1,650	1,801,272
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	400	428,712
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,138,480
Chabot-Las Positas Community College District California, GO, Election of 2004, Series B (AMBAC), 5.00%, 8/01/31	2,500	2,549,550
City & County of San Francisco California, COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	3,035	3,060,949
Corona-Norca Unified School District California, Special Tax Bonds, Community Facilities District No. 98- 1 (AMBAC), 5.10%, 9/01/32	6,000	5,797,800
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	1,500	1,663,470
Elk Grove Unified School District California, Special Tax Bonds, CAB, Community Facilities No. 1 (AMBAC) (a):
5.60%, 12/01/29	7,485	2,183,524

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
Elk Grove Unified School District California, Special Tax Bonds, CAB, Community Facilities No. 1 (AMBAC) (a) (concluded):
5.60%, 12/01/30	$7,485	$2,025,965
5.60%, 12/01/31	7,485	1,889,513
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,586,400
Glendale Community College District California, GO, Election of 2002, Series D (NPFGC), 5.00%, 11/01/31	2,500	2,551,425
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,528,900
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,125	5,480,573
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	2,580	2,754,047
Modesto Irrigation District, COP Capital Improvements, Series A:
5.75%, 10/01/29	3,000	3,256,830
5.75%, 10/01/34	100	106,823
Series B, 5.50%, 7/01/35	5,700	6,017,889
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	1,000	1,052,070
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,412,080
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,124,040
Peralta Community College District California, GO, Election of 2006, Series C, 5.00%, 8/01/39	7,500	7,627,275
Pittsburg Redevelopment Agency, Tax Allocation Bonds, Refunding, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	5,500	6,076,070

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	$2,000	$2,116,660
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	3,300	3,232,251
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,047,260
San Diego Community College District California, GO:
5.25%, 8/01/33	1,000	1,050,000
Election of 2002 (AGM), 5.00%, 5/01/25	10,615	11,225,150
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,500	6,868,745
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	6,017,400
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	5,625	5,762,138
San Leandro Unified School District California, GO, Election of 2006, Series B (AGM), 6.25%, 8/01/29	1,125	1,284,356
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,050	6,467,087
5.13%, 8/01/33	10,000	10,335,600
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A:
6.63%, 9/01/29	1,000	1,085,760
7.00%, 9/01/36	1,700	1,885,402
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,000	2,211,220
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,433,720
Val Verde Unified School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,615	6,982,331
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	8,832,442

		171,302,053

Municipal Bonds	Par (000)	Value

California (continued)

Education — 6.0%
California Educational Facilities Authority, RB:
5.25%, 12/01/32	$3,000	$3,110,400
Scripps College (NPFGC), 5.00%, 8/01/31	2,385	2,388,268
University of San Diego, Series A, 5.25%, 10/01/30	2,250	2,268,698
California Educational Facilities Authority, Refunding RB, Loyola Marymount University, Series A, 5.13%, 10/01/40	1,605	1,615,063
Mount San Antonio Community College District California, GO, Election of 2001, Series D, 5.00%, 6/01/33	2,995	3,048,700
Peralta Community College District California, GO, Election of 2006, Series C, 5.50%, 8/01/29	2,890	3,102,010
University of California, RB, Limited Project, Series D:
(AGM), 5.00%, 5/15/41	2,600	2,633,800
(NPFGC), 5.00%, 5/15/32	2,600	2,661,906
(NPFGC), 5.00%, 5/15/37	1,385	1,401,357
University of California, Refunding RB:
General, Series A (AMBAC), 5.00%, 5/15/33	2,185	2,228,132
Series S, 5.00%, 5/15/40	2,500	2,578,850

		27,037,184

Health — 15.4%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,000	3,160,680
6.25%, 8/01/39	3,000	3,272,490
California Health Facilities Financing Authority, RB:
Adventist Health System-West, Series A, 5.75%, 9/01/39	6,000	6,232,140
Catholic Healthcare West, Series J, 5.63%, 7/01/32	1,475	1,512,376
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,400	4,733,520
Catholic Healthcare West, Series A, 6.00%, 7/01/39	500	535,995
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,199,980
Providence Health & Services, Series C, 6.50%, 10/01/38	1,165	1,316,287
Scripps Health, Series A, 5.00%, 11/15/36	5,290	5,243,818
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I-LLC, Series A, 5.55%, 8/01/31	15,260	15,411,990

2	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Health (concluded)
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	$7,000	$7,105,070
Kaiser Permanente, Series A, 5.50%, 11/01/32	10,000	10,125,600
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	3,000	3,098,340
Series E, 5.50%, 7/01/31	4,500	4,622,940

		69,571,226

State — 10.0%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	9,693,000
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,475	2,651,591
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,503,550
6.50%, 4/01/33	23,825	27,012,071

		44,860,212

Transportation — 9.5%
County of Orange California, RB, Series B, 5.75%, 7/01/34	8,000	8,690,640
County of Sacramento California, RB, Senior Series B, 5.75%, 7/01/39	1,850	1,989,471
Foothill Eastern Transportation Corridor Agency California, RB, CAB, Senior Lien, Series A, 5.79%, 1/01/26 (a)(b)	10,000	5,181,800
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 5.88%, 7/15/26	5,000	4,973,650
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,880	4,972,525
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	4,650	4,649,721
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	7,403,670
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC) (a):
5.50%, 1/15/31	10,000	1,931,500
5.51%, 1/15/34	20,000	3,044,200

		42,837,177

Municipal Bonds	Par (000)	Value

California (continued)

Utilities — 31.1%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	$5,500	$5,813,280
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	5,475	5,645,327
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series D, 5.88%, 1/01/34	1,000	1,102,360
Series E, 5.88%, 1/01/34	4,375	4,822,825
City of Los Angeles California, Refunding RB (NPFGC):
Series A, 5.00%, 6/01/32	4,000	4,043,200
Sub-Series A, 5.00%, 6/01/27	5,000	5,198,550
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	3,000	3,069,330
East Bay Municipal Utility District, RB (NPFGC):
Series A, 5.00%, 6/01/37	4,000	4,174,280
Sub-Series A, 5.00%, 6/01/35	3,000	3,103,230
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,000	5,577,400
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	3,500	3,749,200
Power System, Sub-Series A-1, (AMBAC), 5.00%, 7/01/37	16,000	16,435,200
Series A, 5.38%, 7/01/34	3,000	3,240,180
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,052,140
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	11,180	11,678,852
Series B-2 (NPFGC), 5.00%, 10/01/27	1,750	1,876,770
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/28	1,000	1,084,870
Series C, 5.00%, 7/01/29	4,235	4,557,199
Series C, 5.00%, 7/01/35	3,500	3,697,435
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37,	14,700	15,270,360
5.00%, 5/01/33	10,040	10,353,850
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/34	9,500	10,067,720
Senior Series A, 5.25%, 5/15/39	4,750	5,001,322
Series A, 5.25%, 8/01/38	2,565	2,683,606

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.00%, 11/01/35	$5,625	$5,814,112

		140,112,598

Total Municipal Bonds in California		500,261,112

Multi-State — 5.5%

Diversified Financial Services — 0.6%
MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (c)(d)	3,000	2,460,030

Housing — 4.9%
Centerline Equity Issuer Trust (c)(d):
5.75%, 5/15/15	500	521,570
6.00%, 5/15/15	1,500	1,559,250
6.00%, 5/15/19	1,000	1,044,000
6.30%, 5/15/19	1,000	1,048,500
6.80%, 11/30/50	4,000	4,077,560
7.20%, 11/15/52	3,500	3,829,980
M/F Housing Pass-Through Certificates, RB, AMT:
Series 3, Westgate Courtyards Apartments, 5.80%, 11/01/34	2,220	2,162,724
Series 5, 5.95%, 11/01/34	2,075	2,056,512
MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (c)(d)	6,269	5,814,145

		22,114,241

Total Municipal Bonds in Multi-State		24,574,271

Puerto Rico — 1.7%

County/City/Special District/School District — 0.7%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,000	3,389,130

State — 1.0%
Commonwealth of Puerto Rico, GO, Refunding, Public improvement, Series B, 6.50%, 7/01/37	4,000	4,405,720

Total Municipal Bonds in Puerto Rico		7,794,850

Total Municipal Bonds – 118.2%		532,630,233

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 36.1%

County/City/Special District/School District — 19.8%
Los Angeles Community College District California, GO, Series A:
Election of 2001 (AGM), 5.00%, 8/01/32	8,000	8,189,920
Election of 2008, 6.00%, 8/01/33	20,131	22,573,244

Municipal Bonds Transferred to Tender Option Bond Trusts (Concluded)	Par (000)	Value

California (concluded)

County/City/Special District/School District (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	$5,000	$5,088,000
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	11,027,618
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	10,484	11,009,847
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	9,258,390
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	21,004	21,970,824

		89,117,843

Education — 8.4%
California Educational Facilities Authority, RB:
Stanford University, Series Q, 5.25%, 12/01/32	10,000	10,368,182
University of Southern California, Series A, 5.25%, 10/01/18	10,395	11,146,766
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	2,400	2,426,808
University of California, RB, Series O, 5.75%, 5/15/34	12,300	13,810,317

		37,752,073

Utilities — 7.9%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	7,499,310
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	18,511,669
San Diego County Water Authority, COP, Refunding:
Series 2008-A (AGM), 5.00%, 5/01/33	4,250	4,382,855
Series A (NPFGC), 5.00%, 5/01/32	5,292	5,360,936

		35,754,770

Total Municipal Bonds in California		162,624,686

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 36.1%		162,624,686

Total Long-Term Investments (Cost – $673,748,488) – 154.3%		695,254,919

4	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund, 0.04% (f)(g)	7,851,040	$7,851,040

Total Short-Term Securities (Cost – $7,851,040) – 1.7%		7,851,040

Total Investments (Cost – $681,599,528*) – 156.0%		703,105,959
Other Assets Less Liabilities – 2.2%		9,862,746
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.2)%		(91,046,786)
Preferred Shares, at Redemption Value – (38.0)%		(171,341,592)

Net Assets Applicable to Common Shares – 100.0%		$450,580,327

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$590,046,965

Gross unrealized appreciation	$28,222,384
Gross unrealized depreciation	(6,146,498)

Net unrealized appreciation	$22,075,886

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investment in Companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA California Municipal Money Fund	3,630,796	4,220,244	7,851,040	$1,782

(g)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$695,254,919	—	$695,254,919
Short-Term Securities	$7,851,040	—	—	7,851,040

Total	$7,851,040	$695,254,919	—	$703,105,959

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal Income Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 28, 2010